Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	LakeShore Biopharma Co., Ltd
Entity Central Index Key	0001946399
Entity File Number	001-41598
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Building No. 2
Entity Address, Address Line Two	38 Yongda Road
Entity Address, Address Line Three	Daxing Biomedical Industry ParkDaxing District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102629
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	20,766,531
Ordinary share, par value US$0.0002 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary share, par value US$0.0002 per share
Trading Symbol	LSB
Security Exchange Name	NASDAQ
Warrants, each exercisable for one ordinary share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one ordinary share
Trading Symbol	LSBPW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Xu Wang
Entity Address, Address Line One	Building No. 2
Entity Address, Address Line Two	38 Yongda Road
Entity Address, Address Line Three	Daxing Biomedical Industry ParkDaxing District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	102629
Entity Phone Fax Numbers [Line Items]
City Area Code	010
Local Phone Number	89202086